Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedules of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2024	2025
Geely Group and its subsidiaries	83.3%	61.0%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2024	2025
Customer A, a third party	25.7%	43.9%
Customer B, a third party	54.1%	40.1%
Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2024	2025
Geely Group and its subsidiaries	79.4%	69.2%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2024	2025
Supplier A, a third party	14.6%	15.5%
Supplier B, a third party	13.1%	15.5%
Supplier C, a third party	28.2%	11.8%
Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2024	2025
Supplier A, a third party	25.7%	12.1%
Supplier C, a third party	21.2%	16.7%
Supplier B, a third party	Less than 10.0%	18.9%